CHANGE IN ACCOUNTING POLICIES AND ATS ACQUISITION - Narrative (Details) - USD ($)		1 Months Ended
	Jan. 01, 2018	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred revenue			$ 117,679,000	$ 103,996,000
Contract assets			24,329,000	24,329,000
Goodwill			8,019,861,000	7,992,700,000	$ 2,040,402,000
Accounting Standards Update 2014-09 | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred revenue			6,978,000
Contract assets			24,329,000
Goodwill			0	$ 0
Installation Services | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect on retained earnings, net of tax	$ 5,093,000
Cumulative effect on retained earnings, tax	1,885,000
Sales Commissions | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect on retained earnings, net of tax	17,759,000
Cumulative effect on retained earnings, tax	$ 6,570,000
Altice Technical Services | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Goodwill			$ 23,101,000
Subsequent Event | Altice Technical Services
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of voting interest acquired		70.00%
Consideration transferred		$ 1.00